CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Promissory Notes
Convertible promissory notes
	Promissory Note		Convertible Promissory Note - Liability Component		Derivative Liability		Deferred Derivative Loss (Increase)		Total
	$		$		$		$		$
Balance December 31, 2018		209,755		25,541		733,339		(951,792)		16,843

Proceeds net of transaction costs		-		13,328		1,517,944		(958,883)		572,389
Repayments		(33,596)		-		-		-		(33,596)
Conversions		-		(191,566)		(1,545,331)		356,990		(1,379,907)
Fair value change		-		-		(335,758)		1,402,834		1,067,076
Interest expense		-		58,470		-		-		58,470
Accretion expense		-		146,624		-		-		146,624
Foreign exchange (gain) loss		(10,461)		(1,804)		-		-		(12,265)

Balance December 31, 2019		165,698		50,593		370,194		(150,851)		435,634

	Promissory Note		Convertible Promissory Note - Liability Component		Derivative Liability		Deferred Derivative Loss (Increase)		Total
	$		$		$		$		$

Proceeds net of transaction costs		-		13,396		1,216,301		(826,097)		403,600
Conversions		-		(140,768)		(1,104,262)		(170,994)		(1,416,024)
Fair value change		-		-		1,128,625		867,305		1,995,930
Interest expense		-		30,785		-		-		30,785
Accretion expense		-		137,880		-		-		137,880
Loss (gain) on settlement of debt		(151,301)		-		-		-		(151,301)
Foreign exchange (gain) loss		(2,494)		(165)		-		-		(2,659)

Balance December 31, 2020		11,903		91,721		1,610,858		(280,637)		1,433,845